Production costs (Tables)	12 Months Ended
Dec. 31, 2025
Production costs.
Schedule of production costs

	2025	2024	2023
Blanket Mine	97,464	77,358	69,591
Salaries and wages	33,990	30,042	25,042
Consumable materials	32,852	23,653	24,087
Electricity costs	19,304	14,870	13,496
Safety	1,289	1,112	1,155
Share-based payment expense (note 12)	1,358	412	637
On mine administration	5,010	4,648	2,783
Security	2,036	1,528	1,020
Solar operations and maintenance services	429	595	647
Increase in provision for obsolete stock	1,063	312	283
Pre-feasibility exploration costs	133	186	441

Bilboes	3,857	3,386	13,118
Salaries and wages	1,396	1,276	2,796
Consumable materials	975	784	8,402
Electricity costs	451	451	553
Share-based payment expense (note 12)	69	22	23
On mine administration	966	853	1,344
	101,321	80,744	82,709